January 18, 2013

John Reynolds

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	H2 Financial Management Inc.
Confidential Draft Registration Statement on Form S-1
Submitted December 18, 2012
CIK No. 0001562214

VIA OVERNIGHT COURIER AND EDGAR

Dear Mr. Reynolds:

On behalf of our client, H2 Financial Management Inc. (the “Company”), we are submitting this letter in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) as set forth in your letter dated January 14, 2013 (the “Comment Letter”) to Mr. Richard S. Foote, the President and Chief Executive Officer of the Company. The Comment Letter relates to the Company’s confidential draft registration statement on Form S-1 (the “Registration Statement”), which was submitted on December 18, 2012. In order to facilitate your review, we have repeated each comment in its entirety in the original numbered sequence. This letter is being submitted with Confidential Draft #2 of the Registration Statement.

General

1. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: To date, the Company has not provided any potential investor with any written communication (as defined in Rule 405 under the Securities Act of 1933, as amended (the “Securities Act”)) in reliance on Section 5(d) of the Securities Act. Neither the Company, nor any broker or dealer that will be participating in this offering, has published or distributed research reports related to this offering in reliance upon Section 2(a)(3) of the Securities Act. Should the Company or any broker or dealer participating in this offering (i) provide any written communications to potential investors in reliance on Section 5(d) of the Securities Act or (ii) publish or distribute research reports in reliance upon Section 2(a)(3) of the Securities Act, the Company will supplementally provide the Staff with copied of any such materials.

Prospectus Summary, page 1

2. Please revise to eliminate the detailed and quantified discussion of investor returns to a hypothetical Highbury investor. If you choose to retain such disclosure elsewhere in the filing, it should be balanced with a broader assessment of management’s prior performance and it should include prominent disclosure cautioning potential investors against relying on Highbury as indicative of management’s future performance.

Response: The Company has revised the Prospectus Summary to eliminate the disclosure of investor returns to a hypothetical investor in Highbury Financial Inc. (“Highbury”). In addition, the Company has revised the disclosure on page 52 of the Registration Statement to include prominent disclosure cautioning potential investors against relying on Highbury’s performance as an indication of the Company’s future performance. Because Highbury is the only other blank check company with which the Company’s executive officers have been involved, and as noted in the disclosure on page 52 of the Registration Statement, is the only company of which they were executive officers or directors that has made an acquisition of a business, the Company respectfully believes that there is no other information that the Company can disclose with respect to its executive officers’ prior performance in managing blank check companies.

3. Please revise to identify the “certain sponsors” and “certain of our sponsors,” and state the approximate percentage of Class A Common Stock they would hold if they purchase the full amount of securities they have indicated they will purchase.

Response: The Company has revised the disclosure on the cover page and pages 3, 12, 21, 59 and 78 regarding certain sponsors indicating an interest in purchasing shares in this initial public offering as there was a misunderstanding between the Company and a sponsor with respect to its interest in purchasing in the offering. None of the sponsors has indicated an interest in purchasing in this offering.

4. Additionally, we note disclosure that Mr. Cameron will vote his Class B Common Stock in proportion to the vote of the holders of the Class A Common Stock. In light of the Class B super-voting rights and ownership of the “certain sponsors,” please revise to indicate the approximate percentage of non-affiliated, publicly-held shares, if any, that would be required to vote for a proposed transaction to ensure approval.

Response: In response to the Staff’s comment, the Company has revised the disclosure in the Registration Statement. However, the Company believes that the most appropriate location for this disclosure is within the discussion of stockholder approval of an initial business combination on pages 12, 27 and 58 of the Registration Statement. As noted on the top of page 12 of the Registration Statement, the Class B Common Stock will not affect the vote on the initial business combination because it will be voted in proportion to the vote of the holders of the Class A Common Stock.

The Offering, page 6

5. We note the fourth full paragraph on page 20 regarding Mr. Cameron’s majority voting control due to the Class B shares. Please revise the Summary and where appropriate to clarify if and how the agreement to vote shares in proportion to the Class A vote affects Mr. Cameron’s Class B shares, which allow him to control management and affairs, “including determinations with respect to acquisitions.”

Response: As disclosed in the Registration Statement, for example on page 7, prior to the Company’s initial business combination and in connection with any vote on the Company’s initial business combination, the shares of Class B Common Stock will be voted on all matters presented to holders of the Company’s common stock for a vote in proportion to the vote of the holders of the Class A Common Stock. As a result, prior to consummation of the Company’s initial business combination, holders of a majority of the Company’s shares of Class A Common Stock will control the vote on any matter submitted to our stockholders for a vote. For example, as noted on page 12 of the Registration Statement, if holders of Class A Common Stock vote 60% of their shares in favor of the Company’s initial business combination, then the H2 Class B Trust will vote 60% of its shares of Class B Common Stock in favor of the initial business combination.

The disclosure noted by the Staff on page 20 of the Registration Statement relates to the voting power of the holders of the Class B Common Stock after the consummation of an initial business combination. As disclosed on page 20, if the shares of Class B Common Stock remain outstanding following the consummation of the Company’s initial business combination, the holders of the Class B Common Stock will be entitled to vote the shares of Class B Common Stock in their own discretion.

In light of the foregoing disclosure, and similar disclosure in the Registration Statement, including on pages 4, 7, 63 and 80, the Company believes that revised disclosure is unnecessary.

Limited payment to insiders, page 10

6. Please revise to provide approximate quantified disclosure of “reasonable” out-of-pocket expenses by officers and directors. In this regard, please state whether or not there is a maximum. Please also revise the last paragraph on page 68.

Response: In response to the Staff’s comment, the Company notes that, at this time, it is unable to disclose an estimate of the reasonable out-of-pockets expenses that may be incurred by the Company’s officers, directors, sponsors and Advisory Board members or their affiliates because the amount of such expenses will vary based on several factors including: (i) the number of target businesses that the Company identifies and diligences, (ii) the extent of diligence performed on target businesses and (iii) the extent of travel and other expenses related to the identification and diligence of target businesses. The Company has revised the disclosure on pages 10, 41, 71 and 81 of the Registration Statement to disclose the foregoing. In addition, the Company notes that the disclosure on pages 10, 71 and 81 states that there is no limit on the amount of out-of-pockets expenses that are reimbursable by the Company. The Company has not revised the disclosure on page 68 in response to this comment because the disclosure on page 68 does not relate to the reimbursement of out-of-pocket expenses.

Conversion rights if stockholder meeting held, page 13

7. We note the statement on page 14 regarding the ability to vote shares in a matter of hours and the belief that this “will be sufficient for the average investor.” Please revise to address the minimum time periods required by Regulation 14A and 14D.

Response: In response to the Staff’s comment, the Company respectfully notes that the referenced disclosure on page 14 does not relate to the procedure for voting by public stockholders. This disclosure relates to the physical tendering of shares by a public stockholder to the Company’s transfer agent following a public stockholder’s election to convert such shares in connection with a vote on an initial business combination. As disclosed on page 14, the Company may require public stockholders who decide to convert their shares, whether they are record holders or hold their shares in “street name,” to either tender their certificates to the Company’s transfer agent prior to the vote on an initial business combination or to deliver their shares to the transfer agent electronically using Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option.

In connection with the solicitation of stockholder approval for an initial business combination, the Company will comply with the requirements of the Delaware General Corporation Law and Regulation 14A, in each case to the extent applicable. The Company has added disclosure to this effect on pages 12 and 58 of the Registration Statement. In addition, as noted on pages 11 and 58 of the Registration Statement, any tender offer in connection with an initial business combination will be conducted by the Company in compliance with the requirements of Rule 13e-4 and Regulation 14E, to the extent applicable. The Company respectfully notes that Regulation 14D would not be applicable to a tender offer by the Company for its own securities.

Risks, page 17

8. We note the “Risks” identified at the top of page 17. Consider revising to present the information in bullet point format briefly summarizing other significant risks, such as management’s conflicts of interest, the fact that investors will not receive warrants as in typical SPAC offerings, and the extent to which the dual-class structure could allow management to take action contrary to the interests of unaffiliated shareholders.

Response: The Company has revised the disclosure on page 17 in accordance with the Staff’s comment.

Risk Factors, page 19

Risks Associated with Our Business, page 19

9. Please consider including a risk factor indicating that you do not intend to pay dividends, so any gains on investment will need to come through appreciation of the value of the stock.

Response: The Company has revised the disclosure on page 23 in accordance with the Staff’s comment.

Our sponsors, officers and directors will control…., page 21

10. We note that open market purchases may occur to influence the vote. Please advise us of the means by which you anticipate conducting such purchases and identify the entities involved.

Response: If holders of public shares indicate an intention to vote against a proposed initial business combination and/or seek conversion of their public shares into cash, the Company and/or the Company’s affiliates may negotiate arrangements to provide for the purchase of such shares at the closing of the initial business combination. The public shares may be purchased by the Company using funds held in the trust account or a third party with whom the Company may negotiate an arrangement, including the Company’s officers, directors, sponsors or affiliates. All public shares purchased pursuant to such arrangements would be voted in favor of the proposed initial business combination. The maximum cash purchase price that will be offered by the Company to the holders of shares will be the per-share conversion price at the time of the business combination. No such arrangements to purchase shares currently exist. Accordingly, the Company does not know at this time and, therefore, cannot disclose to the Staff, the identity of the individuals or entities that may purchase public shares in connection with an initial business combination.

The Company may pay fees to third parties, or aggregators, to assist it in purchasing shares (and thereby influencing the vote). The proxy materials sent to stockholders in connection with a vote on a proposed initial business combination would disclose the risks of engaging aggregators and that the fees payable to such aggregators could have an impact on the resulting per share book value following the transaction. We would enter into arrangements with aggregators or other third parties only if we believed it would be in the best interests of our remaining stockholders who would prefer completion of our initial business combination to liquidation. No such arrangements with aggregators or other third parties currently exist.

We may issue shares of our capital stock…., page 22

11. Please revise to reconcile the reference on page 3 that public shareholders will retain a controlling interest with the statement on page 22 that you could enter into a transaction that “would reduce the equity interest of our stockholders and may cause a change in control.”

Response: On page 3 of the Registration Statement, the Company discloses that it may structure the initial business combination as an acquisition of 100% of the equity interests or assets of the target business or businesses. In such a transaction, the Company may issue shares of Class A Common Stock, and/or the H2 Class B Trust may transfer its shares of Class B Common Stock and, as a result, shareholders of the target business may own a majority of the Company’s outstanding common stock following its initial business combination.

On page 3 of the Registration Statement, the Company also discloses that it may structure an initial business combination where it merges directly with the target business or where it acquires less than 100% of the interests or assets of the target business but only if either it or the public stockholders acquire at least a controlling interest in the target business (meaning not less than 50.1% of the voting equity interests in the target or all or substantially all of the assets of such target). If the Company, rather than the public stockholders, were to acquire 50.1% of the voting equity of the target business or all or substantially all of the assets of the target business, the Company may issue shares of Class A Common Stock, and/or the H2 Class B Trust may transfer its shares of Class B Common Stock, in connection with the initial business combination and, as a result, shareholders of the target business may own a majority of the Company’s outstanding common stock following its initial business combination. The Company notes that the disclosure on page 3 of the Registration Statement addresses this possibility.

The Company believes that the disclosure on page 3 of the Registration Statement is consistent with the disclosure on page 22 of the Registration Statement and, therefore, revisions are not necessary.

Our ability to successfully effect our initial business combination and to be successful thereafter will be entirely dependent upon the efforts of our key personnel,…., page 24

12. Please name your key personnel and the positions they hold with the company.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 24 of the Registration Statement.

Nasdaq may delist our shares…., page 26

13. Please revise to disclose “those initial listing requirements” for which you believe you may not be in compliance.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 26 of the Registration Statement.

The founders’ shares and the sponsors’ shares…., page 26

14. We note the statement that “personal and financial interests of our directors and officers may influence their motivation in timely identifying and selecting a target business.” Please revise to state, if true, that management’s flexibility in identifying and selecting a prospective acquisition candidate along with management’s financial interest in consummating an initial business transaction may lead management to enter into an acquisition agreement that is not in the best interest of the company’s stockholders.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 26 and 74 of the Registration Statement to clarify the conflict of interest. However, the Company does not believe that it is true that management’s flexibility in identifying and selecting a prospective acquisition candidate along with management’s financial interest in consummating an initial business combination may lead management to enter into an acquisition agreement that is not in the best interest of the Company’s stockholders. The fiduciary duty of the directors of the Company under Delaware law would not permit them to recommend an initial business combination to the Company’s stockholders that was not, in the view of the directors, in the best interest of the Company’s stockholders.

Dilution

Numerator, page 45, and Denominator, page 45

15. Tell us and disclose how you computed proceeds held in the trust account subject to conversion/tender in the amount of $145,512,591 and shares subject to conversion/tender of 13,858,342. In addition, reconcile proceeds held in the trust account subject to conversion/tender in the amount of $145,512,591 disclosed here to net proceeds held in trust account of $155,400,000 disclosed on use of proceeds, page 40. Revise your dilution and related disclosures as necessary.

Response: Since the initial submission of the Registration Statement, the Company and the underwriters have agreed to a modification of the fees owed to the underwriters in connection with this initial public offering and the private placement of the sponsors’ shares. The Company believes the disclosure in the Dilution section of the Registration Statement was correct as of the time of submission. Set forth below is an explanation of the calculations in the Dilution section of the Registration Statement, as updated to reflect the modified fee arrangement with the underwriters. We have revised the disclosure on pages 44 and 45 of the Registration Statement, and made conforming revisions as necessary in the Registration Statement, to reflect the modified fee arrangement.

Before the consideration of the conversion or tender of shares sold in this initial public offering by public stockholders, the pro forma net tangible assets of the Company after the offering are $156,388,099. This figure consists of:

Proceeds from shares sold prior to the offering	$25,020
Net proceeds from the offering and private placement of sponsors’ shares held in trust	155,400,000
Net proceeds from the offering held outside of trust	1,053,390
Less: Operating expenses	(500)
Less: Underwriters’ deferred commissions	(89,811)

$156,388,099

As disclosed in the Registration Statement, for example on the cover page and page 11, the Company will consummate an initial business combination only if it has net tangible assets of at least $5,000,001 upon consummation of the initial business combination. Further, the Company has agreed to pay an amount equal to 4% of the gross proceeds of this initial public offering (which is equal to $5,920,000 if the over-allotment option is not exercised) to EarlyBirdCapital, Inc. and Sandler, O’Neill & Partners, LP as a cash advisory fee if we consummate an initial business combination. Because this cash advisory fee is due and payable upon the consummation of the initial business combination, the Company will be required to have at least $10,920,001 of net tangible assets on hand immediately prior to the initial business combination but after all shareholder conversions or tenders to the Company have been effected.

Therefore, the Company has the capacity to provide for conversions or tenders of public shares in an amount up to the difference between $156,388,099 and $10,920,001, or $145,468,098. Because all stockholder conversions or tenders will be executed at a price of $10.50 per share, the Company will initially have the capacity to provide for conversions or tenders for up to 13,854,104 public shares, for total repurchases of $145,468,092 at $10.50 per share. Any incremental repurchases would cause the Company’s net tangible assets to fall below the minimum threshold of $5,000,001 upon consummation of the initial business combination.

The Company has a revised footnote 1 on page 45 of the Registration Statement to clarify that the net tangible book value includes both the minimum net tangible assets of $5,000,001 and the cash advisory fee of $5,920,000. The Company has also made a conforming revision to footnote 2 on page 18 of the Registration Statement.

Proposed Business, page 51

Competitive strengths, page 53

16. Please revise this disclosure to provide a presentation of your competitive weaknesses to balance out your discussion of your competitive strengths. For example, it appears you should address your financial resources relative to those of your potential competitors.

Response: We have revised the disclosure on page 54 of the Registration Statement in response to the Staff’s comment.

Fair Market Value of Target business, page 56

17. Please revise to state whether or not the fair market value could be substantially less than 80% of the amount placed in the trust upon consummation of the offering.

Response: In response to the Staff’s comment, we have revised the disclosure on page 56 to clarify that the collective fair market value of the target business or businesses that the Company acquires could not be substantially less than 80% of the balance of the funds in the trust account at the time of the execution of a definitive agreement for an initial business combination.

Conversion rights, page 59

18. Please revise the discussion of limitations on conversion rights to identify the authority you are using to restrict the rights of holders of 20% or more and to identify if this restriction is memorialized in your charter documents.

Response: In response to the Staff’s comment, we have revised the disclosure on pages 13, 28 and 59 of the Registration Statement to clarify that the restriction on the conversion of more than 20% of the public shares by any public stockholder (together with his affiliates and any person with whom he is acting in concert as a group) will be memorialized in the Company’s amended and restated certificate of incorporation.

Amended and Restated Certificate of Incorporation, page 62

19. Please expand your disclosure to indicate the stockholder voting threshold that would be required to amend your certificate of incorporation otherwise than with respect to your pre-business combination activity and briefly summarize the provisions in your certificate of incorporation that may be amended only if approved by 65% of your stockholders. Provide risk factor disclosure as appropriate.

Response: The Company has revised the disclosure on page 63 of the Registration Statement in response to the Staff’s comment.

Release of funds, page 68

20. To clarify the difference between your offering and what is permitted under Rule 419, please revise to quantify the approximate amount that could be released for tax obligations, reasonable reimbursements and working capital requirements.

Response: The Company has revised the disclosure on page 68 of the Registration Statement in response to the Staff’s comment.

Management, page 69

21. Please revise to clarify the differences between your directors and the individuals on your advisory board. It is unclear what rights the advisory board members have, what fiduciary or contractual obligations they may owe and how they will carry out their roles.

Response: The Company has revised the disclosure on page 71 of the Registration Statement in response to the Staff’s comment.

Conflicts of Interest, page 73

22. We note the discussion of management’s involvement with other financial entities and “other entities with which they are affiliated.” We also note the table at the bottom of page 74. Please revise the table to include, in addition to Berkshire Capital, any entity with which a conflict of interest may or does exist with the registrant and indicate for each such entity the priority and preference such entity has relative to the registrant with respect to the performance of obligations and the presentation of business opportunities. As a non-exclusive example, we note Broad Hollow Partners. As you provide detailed disclosure of the business background and experience of the advisory board members, the table should also include similar disclosure regarding the entities and priorities associated with those members.

Response: In response to the Staff’s comment, the Company has revised the disclosure in the table on page 74 of the Registration Statement.

The Company respectfully disagrees that disclosure of the entities associated with, and the priorities, of the Advisory Board members is appropriate. As noted on page 71 of the Registration Statement, the Advisory Board members will not (i) participate in the management of the Company, (ii) have the power to bind the Company or (iii) have fiduciary duties to the Company or its stockholders. In addition, the Advisory Board members have no contractual or other formal arrangement to provide services to the Company. Because the Advisory Board members have no fiduciary or contractual duties (other than those described below) to the Company, an Advisory Board member’s involvement with the Company does not create any conflict of interest with the other business activities of the Advisory Board member. For that reason, the Company has not included the Advisory Board members in the table on page 74 of the Registration Statement.

The Company has revised the disclosure on page 71, however, to state that each of the Advisor Board members has agreed to maintain in confidence information regarding the Company that he has learned in his capacity as an Advisory Board member and not to make (or enter into any agreement to make), directly or indirectly, including through any affiliate, any acquisition of the assets or equity of any target business or businesses that he first learns in his capacity as an Advisory Board member is considering a business combination with us (unless we have decided not to pursue a transaction with the target business or businesses).

23. Your revised table and disclosure should clarify in unambiguous terms when conflicts exist. For example, with respect to Berkshire Capital you state that interests “may compete” and the individuals “may have a duty.” It is unclear why these conflicts are described as potentially existing given the pre-existing fiduciary duties.

Response: In response to the Staff’s comment, we have revised the disclosure in the table on page 74 of the Registration Statement as it relates to transactions by Berkshire Capital.

24. Please disclose the approximate number of hours per week each of the named executive officers will devote to your business. Please also describe the specific business activities in which your officers and directors are currently involved.

Response: In response to the Staff’s comment, the Company notes that the disclosure on pages 25, 66 and 73 states that the officers and directors are not required to commit their full time to the Company. Without any commitment, the Company respectfully submits that it cannot approximate the number of hours per week that each of the named executive officers will devote to the Company. The Company has, however, revised the disclosure on pages 25 and 66 and in the first bullet point on page 73 of the Registration Statement to state that the time devoted to the Company by each of the officers and directors may vary from week to week. The Company has also revised the first bullet point on page 73 of the Registration Statement to state the business activities in which each of the officers and directors are currently involved.

Certain Relationships and Related Party Transactions, page 80

25. Please disclose all material terms of the subscription agreements (Exhibits 10.7-10.9). For example, we do not see any reference in the disclosure to the 19.6%/80.4% allocation of any increase or decrease in the number of shares to be sold in the IPO between the Insider Subgroup and Insider Holders.

Response: In response to the Staff’s comment, we have revised the disclosure on pages 80 and 81 of the Registration Statement to include the material terms of the subscription agreements executed by the sponsors with respect to the purchase of founders’ shares and sponsors’ shares.

26. We note the provision in the subscription agreement that some founders and sponsors agree that “if the underwriters in the IPO determine that additional Sponsor Shares must be purchased in order to consummate the IPO based on market conditions at that time, and if the board of directors of the Corporation so agrees,” those founders and sponsors will purchase a proportionate number of additional shares, provided such number of additional shares shall not exceed a certain amount without consent of such founders and sponsors. With a view to clarifying disclosure, please advise us if and how the offering would go forward assuming (1) the board of directors does not agree with the underwriter, (2) the sponsors who are on the board of directors do not agree with the underwriter, and (3) the founders and sponsors fail to purchase the additional securities. Please also advise us if the additional shares to be purchased would be sold in the offering.

Response: In response to the Staff’s comment regarding the sale of additional sponsors’ shares, the Company advises the Staff that:

(1)	If the board of directors of the Company does not agree with the underwriters regarding the sale of additional sponsors’ shares, the Company would be unable to proceed with the initial public offering;
(2)	If the sponsors on the board of directors of the Company do not agree with the underwriters regarding the sale of additional sponsors’ shares, and such sponsors represent a majority of the board of directors, the Company would be unable to proceed with the initial public offering; and
(3)	If all of the sponsors fail to purchase additional sponsors’ shares, then they would be in breach of their subscription agreements and, unless the commitment of the defaulting sponsor is satisfied by another sponsor, the Company would be unable to proceed with the initial public offering.

The additional sponsors’ shares would be sold in a private placement and not in the initial public offering.

27. Please advise us if the additional shares that sponsors may be required to purchase, up to a maximum of 177,600 as disclosed in the prospectus on page 41 and elsewhere, are covered in the subscription agreement. Where the prospectus discusses the commitment by all sponsors to purchase shares in a private placement, please revise to address the additional shares that the underwriter and board appear to be able to sell to a subset of the sponsors.

Response: In response to the Staff’s comment, we note that the sponsors’ obligation to purchase additional sponsors’ shares is addressed in the third paragraph of the subscription agreements (which are Exhibit 10.7 and Exhibit 10.8). The obligation of each sponsor to purchase additional sponsor shares is capped at 13% of the stated number of sponsors’ shares in the subscription agreement for such sponsor. The third paragraph of each of the subscription agreements represents the sponsor’s aggregate obligation to purchase additional sponsors’ shares which purchases could result from either (i) the purchase of up to 177,600 additional sponsors’ shares in connection with the exercise of the over-allotment option by the underwriters, in order to maintain in the trust account an amount equal to $10.50 per share sold to the public in this offering or (ii) the purchase of additional Sponsor Shares if the underwriters determine that additional shares must be purchased in order to consummate the IPO based on market conditions at that time, and if the board of directors of the Corporation so agrees.

Underwriting, page 94

28. Please disclose any previous material investment banking and commercial dealings between the underwriters and the company or its affiliates.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 94 of the Registration Statement.

Financial Statements

General

29. Please note the financial statement updating requirements of Rule 3-12 of Regulation S-X.

Response: The Company notes the Staff’s comment. The audit of the Company’s financial statements for the fiscal year ended December 31, 2012 has not been completed. The audited financial statements of the Company as of December 31, 2012 will be included in the next submission of the Registration Statement.

Notes to Financial Statements

Note 1 – Organization, Plan of Operation and Going Concern Considerations, page F-7

30. Please revise to disclose your fiscal year end.

Response: The Company respectfully notes that it has disclosed the fiscal year end in the third paragraph of Note 1 to the financial statements included within the Registration Statement.

Exhibits and Financial Statement Schedules, page II-5

31. Please file the “indemnity” agreement referenced on page 15 and elsewhere.

Response: The Company notes that the obligation of the officers of the Company to indemnify the Company against losses in the trust account caused by claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to us will be included within the form of “Letter Agreement” that will be entered into among the Company and each of the officers and included as an exhibit to the Registration Statement.

Undertakings, page II-6

32. Please include the Item 512(a)(5)(ii) undertaking or advise us why you believe it is not applicable.

Response: In response to the Staff’s comment, the Company respectfully submits that Item 512(a)(5)(ii) is not applicable to this initial public offering because Item 512(a) applies to offerings under Rule 415.

Thank you for your prompt attention to the Company’s responses to the comments. Should you have any questions or comments with respect to this submission, please call the undersigned at (212) 705-7466.

Sincerely,

/s/ Floyd I. Wittlin
Floyd I. Wittlin

cc:	Richard S. Foote (H2 Financial Management Inc.)
R. Bradley Forth (H2 Financial Management Inc.)
David Alan Miller, Esq. (Graubard Miller)
Jeffrey M. Gallant, Esq. (Graubard Miller)